Significant Accounting Policies - Non-Traded Investments (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non Traded Investments (Textual) [Abstract]
Carrying amount of the investments, included in other assets	$ 223,701	$ 232,366	$ 198,023
Liability for estimated future capital contributions to the investments	$ 218,688	$ 235,355	$ 194,807